Leases (Tables) - Scienture Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Lease Expense	The components of lease expense were as follows:
	June 30,
	2024	2023
Operating lease costs
Amortization of ROU Assets	$2,152	$-
Interest on Lease Liabilities	$1,190	$-
Short term lease costs	$17,010	$-

The components of lease expense were as follows:

	December 31,
	2023	2022
Operating lease costs
Amortization of ROU Assets	$5,025	$-
Interest on Lease Liabilities	$2,380	$-
Short term lease costs	$34,021	$32,677

Schedule of Supplemental Balance Sheet Information Related To Leases

Supplemental balance sheet information related to leases was as follows:

	June 30,	December 31,
	2024	2023
Operating Leases
Right of Use Assets	$61,579	$64,091

Short term Lease liabilities	$22,567	$21,404
Long term Lease liabilities	$39,319	$42,893
	$61,886	$64,297

Weighted Average Remaining Lease Term (in years)	2.33	2.83

Weighted Average Discount Rate	15.50%	15.50%

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2023	2022
Operating Leases
Right of Use Assets	$64,091	$-

Short term Lease liabilities	$21,404	$-
Long term Lease liabilities	$42,893	$-
Total Lease Liabilities	$64,297	$-

Weighted Average Remaining Lease Term (in years)	2.83	-

Weighted Average Discount Rate	15.50%	-

Schedule of Supplemental Cash Flow Information Related To Leases

Supplemental cash flow information related to leases was as follows:

	December 31,
	2023	2022
Cash paid for accounts included in the measurements of lease liabilities
Operating cash flows for Operating leases	$7,200	$-
Right of Use Assets obtained in exchange for new Lease Liabilities	$205	$-

Schedule of Maturities Of Lease Liabilities	Maturities of lease liabilities were as follows at December 31, 2023:
December 31, 2023
2024	$29,017
2025	29,887
2026	17,823
Total lease payments	76,727
Less: Imputed interest	12,430
Total	$64,297